Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Current Liabilities
12. Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following at the dates indicated:

	December 31, 2023	December 31, 2022
Accrued and other current liabilities:
Accrued legal costs	$2,694,439	$31,355
Accrued accounting and professional services costs	1,511,889	94,573
Sales tax payable	314,873	230,617
Excise tax payable	223,717	—
Accrued payroll and benefit costs	185,504	95,947
Deposits	54,102	—
Accrued streaming service costs	37,765	—
Accrued subscription costs	22,110	28,774
Accrued offering costs	—	261,090
Other current liabilities	149,841	3,017

Total accrued and other current liabilities	$5,194,240	$745,373